RETIREMENT PLANS AND OTHER BENEFITS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS AND OTHER BENEFITS
RETIREMENT PLANS AND OTHER BENEFITS

U.S. Pension Plan

As of December 31, 2016, the Company maintained one qualified defined benefit pension plan covering certain domestic employees (the “Terex Plan”). Participation in the Terex Plan for all employees has been frozen. Participants are credited with post-freeze service for purposes of determining vesting and retirement eligibility only. The benefits covering salaried employees are based primarily on years of service and employees’ qualifying compensation during the final years of employment. The benefits covering bargaining unit employees are based primarily on years of service and a flat dollar amount per year of service. It is the Company’s policy generally to fund the Terex Plan based on the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”). Plan assets consist primarily of common stocks, bonds and short-term cash equivalent funds.

The Company maintains a nonqualified Supplemental Executive Retirement Plan (“SERP”). The SERP provides retirement benefits to certain senior executives of the Company. Generally, the SERP provides a benefit based on average total compensation earned over a participant’s final five years of employment and years of service reduced by benefits earned under any Company retirement program, excluding salary deferrals and matching contributions. In addition, benefits are reduced by Social Security Primary Insurance Amounts attributable to Company contributions. The SERP is unfunded and participation in the SERP has been frozen. There is a defined contribution plan for certain senior executives of the Company.

During July 2012, the Moving Ahead for Progress in the 21st Century Act (“MAP 21”) was enacted in the U.S. MAP 21 provided short-term relief of minimum contribution requirements by increasing the interest rates used to value pension liabilities beginning January 1, 2012 and increased the premiums due to the Pension Benefit Guaranty Corporation beginning in 2013 through 2015. On July 31, 2014, Congress passed the “Highway and Transportation Funding Act of 2014” (“HFTA-2014”). Included in HFTA-2014 were provisions to further stabilize the interest rates used in valuing pension liabilities. As a result of the provisions of MAP 21 and HFTA-2014, and existing funding commitments, there were no minimum contribution requirements for the 2016, 2015 and 2014 plan years.

Non-U.S. Plans

The Company maintains defined benefit plans in France, Germany, India, Switzerland and the United Kingdom for some of its subsidiaries. Participation in the United Kingdom plan has been frozen. The United Kingdom plan is a funded plan and the Company funds this plan in accordance with funding regulations in the United Kingdom and a negotiated agreement between the Company and the plan’s trustees. The plans in France, Germany and India are unfunded plans. For the Company’s operations in Italy there are mandatory termination indemnity plans providing a benefit payable upon termination of employment in substantially all cases of termination. The Company records this obligation based on mandated requirements. The measure of current obligation is not dependent on the employees’ future service and therefore is measured at current value.

Other Post-employment Benefits

The Company has several non-pension post-retirement benefit programs. The Company provides post-employment health and life insurance benefits to certain former salaried and hourly employees. The health care programs are contributory, with participants’ contributions adjusted annually, and the life insurance plan is noncontributory.

Savings Plans

The Company sponsors various tax deferred savings plans into which eligible employees may elect to contribute a portion of their compensation. The Company may, but is not obligated to, contribute to certain of these plans. The Company’s Common Stock held in a rabbi trust pursuant to the Deferred Compensation Plan is treated in a manner similar to treasury stock.  The number of shares of the Company’s Common Stock held in the rabbi trust was 0.9 million and 0.8 million at December 31, 2016 and 2015, respectively.

Charges recognized for the Deferred Compensation Plan and these other savings plans were $19.3 million, $20.6 million and $18.1 million for the years ended December 31, 2016, 2015 and 2014, respectively. For the years ended December 31, 2016, 2015 and 2014, Company matching contributions to tax deferred savings plans were invested at the direction of plan participants.

Information regarding the Company’s plans, including SERP, was as follows (in millions, except percent values):

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation at end of year	$161.2	$167.2	$209.7	$214.9
Change in benefit obligation:
Benefit obligation at beginning of year	$174.0	$184.9	$217.1	$243.0	$4.9	$5.7
Service cost	0.6	1.1	3.1	2.9	—	—
Interest cost	7.1	7.2	6.5	6.9	0.2	0.2
Transfer to Held for Sale	—	—	(5.5)	—	—	—
Actuarial loss (gain)	2.5	(7.8)	25.9	(9.9)	(0.6)	(0.5)
Benefits paid	(16.6)	(11.4)	(9.4)	(8.8)	(0.3)	(0.5)
Foreign exchange effect	—	—	(26.2)	(17.0)	—	—
Benefit obligation at end of year	167.6	174.0	211.5	217.1	4.2	4.9
Change in plan assets:
Fair value of plan assets at beginning of year	123.1	136.8	111.2	119.0	—	—
Actual return on plan assets	9.5	(2.4)	18.4	(0.3)	—	—
Employer contribution	1.1	0.1	6.7	7.2	0.3	0.5
Employee contribution	—	—	0.4	0.3	—	—
Benefits paid	(16.6)	(11.4)	(9.4)	(8.8)	(0.3)	(0.5)
Foreign exchange effect	—	—	(19.0)	(6.2)	—	—
Fair value of plan assets at end of year	117.1	123.1	108.3	111.2	—	—
Funded status	$(50.5)	$(50.9)	$(103.2)	$(105.9)	$(4.2)	$(4.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$1.2	$1.0	$2.4	$3.1	$0.5	$0.6
Non-current liabilities	49.3	49.9	100.8	102.8	3.7	4.3
Total liabilities	$50.5	$50.9	$103.2	$105.9	$4.2	$4.9
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial net loss	$75.6	$78.5	$148.5	$126.5	$—	$0.6
Prior service cost	0.3	0.4	(2.2)	0.2	—	—
Total amounts recognized in accumulated other comprehensive loss	$75.9	$78.9	$146.3	$126.7	$—	$0.6

	U.S. Pension Benefits			Non-U.S.Pension Benefits			Other Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Weighted-average assumptions as of December 31:
Discount rate(1)	4.03%	4.20%	4.02%	2.27%	3.23%	2.97%	3.81%	3.91%	3.74%
Expected return on plan assets	7.00%	7.50%	7.50%	5.90%	5.93%	5.96%	N/A	N/A	N/A
Rate of compensation increase(1)	3.75%	3.75%	3.75%	0.89%	0.83%	0.84%	N/A	N/A	N/A

(1) The weighted average assumptions as of December 31 are used to calculate the funded status at the end of the current year and the net periodic cost for the subsequent year.

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Components of net periodic cost:
Service cost	$0.6	$1.1	$0.9	$3.1	$2.9	$1.6	$—	$—	$—
Interest cost	7.1	7.2	7.2	6.5	6.9	8.9	0.2	0.2	0.2
Expected return on plan assets	(8.3)	(9.9)	(9.2)	(6.0)	(7.0)	(6.7)	—	—	—
Recognition of prior service cost	0.2	0.1	0.1	—	—	2.0	—	—	—
Amortization of actuarial loss	4.2	3.8	2.1	2.5	3.2	1.8	—	0.1	0.1
Other	—	—	—	(0.4)	(0.3)	—	—	—	—
Net periodic cost	$3.8	$2.3	$1.1	$5.7	$5.7	$7.6	$0.2	$0.3	$0.3

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2016	2015	2016	2015	2016	2015
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss):
Net (gain) loss	$1.3	$4.3	$39.7	$(12.9)	$(0.6)	$(0.5)
Amortization of actuarial losses	(4.2)	(3.7)	(5.6)	(7.5)	—	—
Amortization of prior service cost	(0.1)	(0.1)	(2.3)	(0.1)	—	—
Foreign exchange effect	—	—	(12.2)	(12.7)	—	—
Total recognized in other comprehensive income (loss)	$(3.0)	$0.5	$19.6	$(33.2)	$(0.6)	$(0.5)

	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2017:
Actuarial net loss	$4.1	$3.3	$—
Prior service cost	0.1	—	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2017	$4.2	$3.3	$—

For the Company’s plans, including the SERP, that have accumulated benefit obligations in excess of plan assets the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were (in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2016	2015	2016	2015
Projected benefit obligation	$167.6	$174.0	$211.5	$217.1
Accumulated benefit obligation	$161.2	$167.2	$209.7	$214.9
Fair value of plan assets	$117.1	$123.1	$108.3	$111.2

Determination of plan obligations and associated expenses requires the use of actuarial valuations based on certain economic assumptions, which includes discount rates and expected rates of return on plan assets.  The discount rate enables the Company to estimate the present value of expected future cash flows on the measurement date. The rate used reflects a rate of return on high-quality fixed income investments that matches the duration of expected benefit payments at the December 31 measurement date.

The rate used for the expected return on plan assets for the U.S. plan is based on a review of long-term historical asset performances aligned with the Company’s investment strategy and portfolio mix.  While the Company examines performance annually, it also views historic asset portfolios and performance over a long period of years before recommending a change. In the short term, there may be fluctuations of positive and negative yields year-over-year, but over the long-term, the return is expected to be approximately 7%.

The Company’s overall investment strategy for the U.S. defined benefit plan balances two objectives, investing in fixed income securities whose maturity broadly matches the maturity of the pension liabilities and investing in equities and other assets expected to generate higher returns. The Company invests through a number of investment funds with diversified asset types, strategies and managers. Equity securities, including investments in large to small-cap companies in the U.S. and internationally, constitute approximately 32% and 31% of the portfolio at December 31, 2016 and 2015, respectively. Fixed income securities including corporate bonds of companies from diversified industries, U.S. Treasuries and other securities, which may include mortgage-backed securities, asset-backed securities and collateralized mortgage obligations, constitute approximately 68% and 69% of the portfolio at December 31, 2016 and 2015, respectively. The target investment allocation for 2017 is approximately 22% to 36% for equity securities and approximately 64% to 78% for fixed income securities.

The methodology used to determine the rate of return on non-U.S. pension plan assets was based on average rate of earnings on funds invested and to be invested.  Based on historical returns and future expectations, the Company believes the investment return assumptions are reasonable.  The expected rate of return of plan assets represents an estimate of long-term returns on the investment portfolio.  This assumption is reviewed by the trustees and varies with each of the plans.

The overall investment strategy for Non-U.S. defined benefit plans is to achieve a mix of investments to support long-term growth and minimize volatility while maximizing rates of return by diversification of asset types, fund strategies and fund managers.  Fixed income investments include investments in European government securities and European corporate bonds and constitute approximately 72% of the portfolio at December 31, 2016 and 2015. Equity investments, multi-asset investment funds and real estate investments that invest in a diversified range of property principally in the retail, office and industrial/warehouse sectors constitute approximately 28% of the portfolio at December 31, 2016 and 2015. Investments of the plans primarily include investments in companies from diversified industries with approximately 93% invested internationally and 7% invested in North America. The target investment allocations to support our investment strategy for 2017 are approximately 65% to 66% fixed income securities and approximately 34% to 35% equity securities, multi-asset investment funds and real estate investments.

The fair value of cash in the table below is based on price quotations in an active market and therefore categorized under Level 1 of the ASC 820 hierarchy. The fair value of the investment funds is priced on the market value of the underlying investments in the portfolio and therefore categorized as Level 2 of the ASC 820 hierarchy. See Note B – “Basis of Presentation,” for an explanation of the ASC 820 hierarchy.

On January 1, 2016, the Company adopted ASU 2015-07, “Fair Value Measurement (Topic 820); Disclosures for Investments in Certain Entities That Calculate Net Asset Value Per Share (or Its Equivalent)” (“ASU 2015-07”). This ASU includes a practical expedient to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured at the net asset value per share. ASU 2015-07 requires retroactive application and resulted in a reclassification of plan assets of $119.5 million in 2015 from Level 2 to Net asset value (“NAV”).

The fair value of the Company’s plan assets at December 31, 2016 are as follows (in millions):

	U.S. Pension Plan				Non-U.S. Pension Plans
	Total	Level 1	Level 2	NAV	Total	Level 1	Level 2	NAV
Cash, including money market funds	$2.5	$2.5	$—	$—	$2.1	$2.1	$—	$—
U.S. equities	28.6	—	—	28.6	5.9	—	5.9	—
Non-U.S. equities	8.7	—	—	8.7	21.2	—	21.2	—
U.S. corporate bonds	56.4	—	—	56.4	0.9	—	0.9	—
Non-U.S. corporate bonds	—	—	—	—	17.7	—	17.7	—
U.S. government securities	12.7	—	—	12.7	0.6	—	0.6	—
Non-U.S. government securities	0.3	—	—	0.3	29.3	—	29.3	—
Real estate	—	—	—	—	2.8	—	2.8	—
Other securities	7.9	—	—	7.9	27.8	—	27.8	—
Total investments measured at fair value	$117.1	$2.5	$—	$114.6	$108.3	$2.1	$106.2	$—

The fair value of the Company’s plan assets at December 31, 2015 are as follows (in millions):

	U.S. Pension Plan				Non-U.S. Pension Plans
	Total	Level 1	Level 2	NAV	Total	Level 1	Level 2	NAV
Cash, including money market funds	$3.6	$3.6	$—	$—	$4.4	$4.4	$—	$—
U.S. equities	28.5	—	—	28.5	6.3	—	6.3	—
Non-U.S. equities	9.3	—	—	9.3	21.7	—	21.7	—
U.S. corporate bonds	58.7	—	—	58.7	0.1	—	0.1	—
Non-U.S. corporate bonds	—	—	—	—	20.3	—	20.3	—
U.S. government securities	14.0	—	—	14.0	—	—	—	—
Non-U.S. government securities	0.1	—	—	0.1	29.8	—	29.8	—
Real estate	—	—	—	—	3.4	—	3.4	—
Other securities	8.9	—	—	8.9	25.2	—	25.2	—
Total investments measured at fair value	$123.1	$3.6	$—	$119.5	$111.2	$4.4	$106.8	$—

The Company plans to contribute approximately $1 million to its U.S. defined benefit pension and post-retirement plans and approximately $7 million to its non-U.S. defined benefit pension plans in 2017.  During the year ended December 31, 2016, the Company contributed $1.4 million to its U.S. defined benefit pension plans and post-retirement plans and $6.7 million to its non-U.S. defined benefit pension plans.

The Company’s estimated future benefit payments under its plans are as follows (in millions):

Year Ending December 31,	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
2017	$11.6	$8.4	$0.5
2018	$11.4	$6.6	$0.4
2019	$11.3	$6.9	$0.4
2020	$11.4	$7.1	$0.4
2021	$11.2	$7.6	$0.3
2022-2026	$54.5	$41.5	$1.4

For the other benefits, for measurement purposes, a 6.50% rate of increase in the per capita cost of covered health care benefits was assumed for 2017, decreasing one-half percentage point per year until it reaches 4.50% for 2021 and thereafter. Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plan.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on post-retirement benefit obligation	$0.2	$(0.2)